BACKGROUND (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Codere Online Luxembourg S A [Member] | Codere Online Busines [Member]
IfrsStatementLineItems [Line Items]
Entity Type	Holding Company
Ownership percentage	100.00%
Location	Luxembourg
Serviciosde Juego Online S A [Member] | Codere Online Busines [Member]
IfrsStatementLineItems [Line Items]
Entity Type	Holding Company
Ownership percentage	100.00%
Location	Spain
Serviciosde Juego Online S A [Member] | Codere Online Business [Member]
IfrsStatementLineItems [Line Items]
Entity Type		Holding Company
Ownership percentage		100.00%
Location		Spain
Codere Online S A [Member] | Codere Online Busines [Member]
IfrsStatementLineItems [Line Items]
Entity Type	Operating Entity
Ownership percentage	100.00%
Location	Spain
Codere Online S A [Member] | Codere Online Business [Member]
IfrsStatementLineItems [Line Items]
Entity Type		Operating Entity
Ownership percentage		100.00%
Location		Spain
Codere Colombia S A [Member] | Codere Online Busines [Member]
IfrsStatementLineItems [Line Items]
Entity Type	Operating Entity
Ownership percentage	100.00%
Location	Colombia
Codere Colombia S A [Member] | Codere Online Business [Member]
IfrsStatementLineItems [Line Items]
Entity Type		Operating Entity
Ownership percentage		100.00%
Location		Colombia
Hipica De Panama S A [Member] | Codere Online Busines [Member]
IfrsStatementLineItems [Line Items]
Entity Type	Operating Entity
Ownership percentage	75.00%
Location	Panama
Hipica De Panama S A [Member] | Codere Online Business [Member]
IfrsStatementLineItems [Line Items]
Entity Type		Operating Entity
Ownership percentage		75.00%
Location		Panama
Libros Foraneos S Ade C V [Member] | Codere Online Busines [Member]
IfrsStatementLineItems [Line Items]
Entity Type	Operating Entity
Ownership percentage	99.99%
Location	Mexico
Libros Foraneos S Ade C V [Member] | Codere Online Business [Member]
IfrsStatementLineItems [Line Items]
Entity Type		Operating Entity
Ownership percentage		99.99%
Location		Mexico
Codere Scommese S R L [Member] | Codere Online Busines [Member]
IfrsStatementLineItems [Line Items]
Entity Type	Operating Entity
Ownership percentage	100.00%
Location	Italy
Codere Scommese S R L [Member] | Codere Online Business [Member]
IfrsStatementLineItems [Line Items]
Entity Type		Operating Entity
Ownership percentage		100.00%
Location		Italy
Codere Online Operator L T D [Member] | Codere Online Busines [Member]
IfrsStatementLineItems [Line Items]
Entity Type	Operating Entity
Ownership percentage	100.00%
Location	Malta
Codere Online Operator L T D [Member] | Codere Online Business [Member]
IfrsStatementLineItems [Line Items]
Entity Type		Operating Entity
Ownership percentage		100.00%
Location		Malta
Codere Online Management Services L T D [Member] | Codere Online Busines [Member]
IfrsStatementLineItems [Line Items]
Entity Type	Supporting Entity
Ownership percentage	100.00%
Location	Malta
Codere Online Management Services L T D [Member] | Codere Online Business [Member]
IfrsStatementLineItems [Line Items]
Entity Type		Supporting Entity
Ownership percentage		100.00%
Location		Malta
Codere Israel Marketing Support Services L T D [Member] | Codere Online Busines [Member]
IfrsStatementLineItems [Line Items]
Entity Type	Supporting Entity
Ownership percentage	100.00%
Location	Israel
Codere Israel Marketing Support Services L T D [Member] | Codere Online Business [Member]
IfrsStatementLineItems [Line Items]
Entity Type		Supporting Entity
Ownership percentage		100.00%
Location		Israel
Codere Gibraltar Marketing Services L T D [Member] | Codere Online Busines [Member]
IfrsStatementLineItems [Line Items]
Entity Type	Supporting Entity
Ownership percentage	100.00%
Location	Gibraltar
Codere Gibraltar Marketing Services L T D [Member] | Codere Online Business [Member]
IfrsStatementLineItems [Line Items]
Entity Type		Supporting Entity
Ownership percentage		100.00%
Location		Gibraltar